GOODWILL AND OTHER INTANGIBLE ASSETS - Impairment of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill impairment charge	$ 0	$ 7,585
Gross goodwill	73,899	73,765	$ 73,812
Accumulated impairment losses	$ 7,585	$ 7,585	$ 7,585